Change in non-cash working capital balances related to operations (Tables)	12 Months Ended
Dec. 31, 2013
Changes In Non-cash Working Capital Balances Related To Operations

(in millions of Canadian dollars)	2013	2012	2011
(Use) source of cash:
Accounts receivable, net	$(29)	$(40)	$(69)
Materials and supplies	(19)	7	(15)
Other current assets	5	15	(8)
Accounts payable and accrued liabilities	41	13	116

Change in non-cash working capital	$(2)	$(5)	$24